DIRECT COSTS	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
DIRECT COSTS	DIRECT COSTS
Direct costs include all attributable expenses except interest, taxes and fair value changes, and primarily relate to cost of sales and compensation. The following table lists direct costs for 2021 and 2020 by nature:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020
Cost of sales	$44,149	$35,150
Compensation	7,804	6,857
Depreciation and amortization	6,437	5,791
Selling, general and administrative expenses	3,197	2,860
Property taxes, sales taxes and other	2,413	2,519
	$64,000	$53,177